Shareholders' equity	12 Months Ended
Mar. 31, 2021
Equity [abstract]
Shareholders’ equity [Text Block]

9. Shareholders’ equity

a) Capital stock

Authorized

Unlimited number of common shares without par value

2020 Equity Offering

On February 19, 2020, the Company completed a bought deal equity offering of 7,419,800 units (the "Units") at a price of $1.55 per Unit for aggregate gross proceeds to the Company of $11.5 million (the "Offering") and net proceeds of $10.3 million.

Each Unit consisted of one common share of the Company and one-half of one common share purchase warrant (each whole common share purchase warrant, a "Warrant"). Each Warrant is exercisable to acquire one common share (a "Warrant Share") until February 19, 2022 at an exercise price of $2.00 per Warrant Share. The fair value of the Warrants was estimated at $1,780,752 using the Black-Scholes pricing model. During the year ended March 31, 2021, warrants were exercised for 2,285,500 Warrant Shares, providing proceeds of $4,571,000 to the Company. As March 31, 2021, 1,424,400 Warrants were outstanding.

The agents received a cash commission of 7% of the gross proceeds and compensation options (Agents' Warrants) entitling the agents to purchase up to 519,386 common shares. Each Agent's Warrant is exercisable to acquire one common share of the Company at an exercise price of $2.00 per share until February 19, 2022. The fair value of the Agents' Warrants was estimated at $249,305 using the Black-Scholes pricing model. During the year ended March 31, 2021, 207,754 Agents' Warrants were exercised, providing proceeds of $415,508 to the Company. At March 31, 2021, 311,632 Agents' Warrants were outstanding.

In addition to the Agents' Warrants, the Company incurred total issue costs of $1.2 million related to the Offering.

2019 Rights Offering

On June 25, 2019, the Company completed a rights offering (the "2019 Rights Offering") for 44,083,203 common shares at $0.35 per common share for gross proceeds of $15,429,121, and net proceeds of $15,284,430. Burcon issued to each shareholder as of the record date of May 30, 2019 one transferrable right (the "2019 Rights") for each common share held by such shareholder. Every 2019 Right entitled the holder thereof to purchase one common share in the Company at a price of $0.35 per common share.

The Company's directors, officers and persons controlling over 10% of the common shares of the Company agreed to exercise at least all of the 2019 Rights they were issued in connection with the 2019 Rights Offering for 14,306,740 common shares, representing 32.5% of the 2019 Rights Offering.

Of the net proceeds of the 2019 Rights Offering, $2,565,022 were used to repay the Note and accrued interest to Large Scale (note 7) and $1,607,183 has been used to repay the Loan and accrued interest to Large Scale (note 8).

b) Contributed surplus

Contributed surplus comprises the value ascribed to expired warrants and options and forfeited vested options, previously categorized in either warrants or options, as applicable, within shareholders’ equity.

  c) Options

The Company has a stock option plan in which all directors, officers, employees and consultants of the Company and its subsidiary are eligible to participate.

At March 31, 2021, 4,949,106 (2020 - 4,507,606) options to purchase common stock are outstanding from the stock option plan. These options, when vested under the terms of the plan, are exercisable at prices ranging between $0.23 and $8.05 per common share. An additional 5,894,031 (2020 - 5,172,357) options may be granted in future years under this plan. Unless otherwise determined by the board of directors, the options have a term of up to 10 years from the date of grant. The vesting terms are determined at the discretion of the board of directors at the time of grant. All grants are recognized using graded vesting, with each vesting tranche being valued separately, and the fair value of each tranche recognized over its respective vesting period.

		2021		2020

	Number of options	Weighted average exercise price $	Number of options	Weighted average exercise price $

Outstanding - Beginning of year	4,507,606	3.32	3,953,739	3.46

Granted	1,253,000	3.95	757,000	1.88
Exercised	(94,000)	0.56	(173,000)	0.41
Expired	(717,500)	9.51	—	—
Cancelled	—	—	(30,133)	1.96

Outstanding - End of year	4,949,106	2.63	4,507,606	3.32

The following table summarizes information about stock options outstanding and exercisable at March 31, 2021:

	Options outstanding			Options exercisable
Range of exercise prices $	Number outstanding at March 31, 2021	Weighted average remaining contractual life (years)	Weighted average exercise price $	Number exercisable at March 31, 2021	Weighted average exercise price $

0.23 - 0.69	832,333	7.50	0.39	672,666	0.43
1.88 - 4.73	4,016,773	5.80	2.98	2,930,770	2.83
6.78 - 8.05	100,000	0.57	7.54	100,000	7.54

	4,949,106	5.98	2.63	3,703,436	2.52

The fair value of each option is estimated as at the date of grant or other measurement date using the Black-Scholes option pricing model and the following weighted average assumptions:

	2021	2020

Dividend yield	0.0%	0.0%
Expected volatility	78.5%	75.1%
Risk-free interest rate	0.5%	1.3%
Expected forfeitures	7.2%	7.7%
Expected average option term (years)	6.7	7.9

The expected forfeitures are based on historical forfeitures. The expected volatility is based on historical volatility and also historical volatilities of a group of comparable public companies. The risk-free rate of return is the yield on a zero-coupon Canadian treasury bill of a term consistent with the expected average option term. The expected average option term is the average expected period to exercise, based on the historical activity patterns for each individually vesting tranche.

The weighted average fair value of the options granted during the year ended March 31, 2021 was $2.73 (2020 - $1.36) per option.

Included in research and development expenses is $7,706 (2020 - $16,757) (note 10) and in general and administrative expenses (salaries and benefits) is $1,550,828 (2020 - $469,472) (note 11) of stock-based compensation. Included in deferred development costs is $319,610 (March 31, 2020 - $50,660) (note 4) of stock-based compensation.